Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Schedule of composition
	Year ended December 31
	2018	2017	2016
	NIS in thousands

For previous year	(5,245)	7,000	-

Schedule of reconciliation between the income tax expenses computed on the pretax income at the ordinary tax rates applicable for the theoretical tax and the tax amount
	Year ended December 31
	2018	2017	2016
	NIS in thousands

Profit (loss) before income taxes	60,464	(101,882)	(120,243)
Israeli company’s statutory tax rate (%)	23	24	25

The theoretical tax	13,907	(24,452)	(30,061)
Differences in tax burden in respect of:
Exempt income, net of unrecognized expenses	1,303	214	611
Prior-year losses for which deferred taxes had not previously been recorded, including utilization	-		(115)
Losses and other timing differences for which deferred taxes had not been recorded	(15,392)	17,640	15,232
The effect of different measurement principles applied for the financial statements and those applied for income tax purposes (including exchange differences)	202	5,959	329
Differences in tax rates on income of foreign subsidiaries	(20)	(3,466)	(421)
The Group’s share in results of associated companies	-	4,850	14,407
Taxes for prior years	(5,245)	7,027
Other differences, net	-	(772)	18

	(5,245)	7,000	-

Schedule of deferred tax assets
	December 31
	2018	2017
	NIS in thousands

Timing differences - income and expenses	821	1,429
Carry forward tax losses and deductions	179,700	156,180

	180,521	157,609